Cover	Aug. 04, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 04, 2023
Entity File Number	000-33231
Entity Registrant Name	CarbonMeta Technologies, Inc.
Entity Central Index Key	0001156784
Entity Tax Identification Number	95-4868120
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	13110 NE 177th Place
Entity Address, Address Line Two	#145
Entity Address, City or Town	Woodinville
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98072
City Area Code	(844)
Local Phone Number	698-3777
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	COWI